Note 13 - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 256	€ 179
Commercial mortgage-backed securities	[1]	4	5
Mortgage and other asset-backed securities	[1]	37	38
Corporate, sovereign and other debt securities	[1]	215	136
Equity securities	[1]	62	84
Derivatives [Abstract]
Credit	[1]	189	151
Equity	[1]	168	257
Interest related	[1]	312	346
Foreign exchange	[1]	44	49
Other	[1]	116	106
Loans [Abstract]
Loans	[1]	525	475
Other	[1]	0	0
Total	[1]	1,673	1,647
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	108	118
Commercial mortgage-backed securities	[1]	1	4
Mortgage and other asset-backed securities	[1]	20	37
Corporate, sovereign and other debt securities	[1]	86	77
Equity securities	[1]	85	67
Derivatives [Abstract]
Credit	[1]	123	116
Equity	[1]	128	207
Interest related	[1]	303	206
Foreign exchange	[1]	39	26
Other	[1]	101	89
Loans [Abstract]
Loans	[1]	264	219
Other	[1]	0	0
Total	[1]	€ 1,151	€ 1,046

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.